Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000163612
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,190,900
C000163610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $29,053
Average Annual Return, Percent	9.12%		12.25%	11.60%
C000163611
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $28,662
Average Annual Return, Percent	14.02%		12.75%	11.44%
C000163613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $32,182
C000069472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,855,400
C000069470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $17,039
Average Annual Return, Percent	13.83%		2.42%		5.47%
C000069471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $16,781
Average Annual Return, Percent	18.90%		2.87%		5.31%
C000090015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $17,359
C000125074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $18,720
C000063561
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,466,500
C000063559
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $22,429
Average Annual Return, Percent	5.55%		9.37%		8.41%
C000063560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $22,068
Average Annual Return, Percent	10.15%		9.85%		8.24%
C000090014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $23,120
C000228873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $25,268
C000021351
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $27,134
C000021352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $26,628
C000021353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $26,139
C000027739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,756,700
C000090012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $25,063
Average Annual Return, Percent	12.03%		7.83%		9.62%
C000090013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $24,678
Average Annual Return, Percent	17.01%		8.30%		9.45%
C000021336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $24,715
C000021337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $24,504
C000021338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $23,882
C000021339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,512,300
C000125070
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $25,351
C000228870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $25,604
C000121825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $19,552
C000121826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $19,445
C000021340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,992,000
C000121822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $18,117
Average Annual Return, Percent	1.34%		5.39%		6.12%
C000121823
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,831
Average Annual Return, Percent	5.76%		5.85%		5.95%
C000130576
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $20,127
C000228871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $20,501
C000034262
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $19,387
C000035184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,008,500
C000057306
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $18,268
Average Annual Return, Percent	0.79%		5.28%		6.21%
C000057307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,969
Average Annual Return, Percent	5.16%		5.74%		6.04%
C000077166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $18,876
C000160231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $20,116
C000087774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,436,100
C000087772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $22,128
Average Annual Return, Percent	3.93%		10.12%		8.27%
C000087773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $21,794
Average Annual Return, Percent	8.45%		10.61%		8.10%
C000150163
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $24,544
C000021354
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $43,005
C000021355
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $42,224
C000021356
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $41,013
C000027740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $4,371,000
C000077157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $39,686
Average Annual Return, Percent	11.44%		12.80%		14.78%
C000077158
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $39,123
Average Annual Return, Percent	16.36%		13.30%		14.62%
C000077160
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $40,945
C000210977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $43,594
C000021333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $30,455
C000021334
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $29,905
C000021335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $29,452
C000027735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,094,900
C000090001
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $28,096
Average Annual Return, Percent	1.78%		11.82%		10.88%
C000089999
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $27,691
Average Annual Return, Percent	6.18%		12.32%		10.72%
C000090000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $28,994
C000150162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $30,962
C000228869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $31,268
C000021357
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $29,137
C000021358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $28,905
C000021359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $28,182
C000027741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,964,000
C000077161
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $26,910
Average Annual Return, Percent	16.11%		8.06%		10.41%
C000077162
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $26,493
Average Annual Return, Percent	21.30%		8.54%		10.23%
C000077164
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $27,830
C000125073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $29,914
C000021347
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $19,127
C000021348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $18,802
C000027737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,952,500
C000090009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $17,746
Average Annual Return, Percent	0.01%		11.88%		5.90%
C000090010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,470
Average Annual Return, Percent	4.32%		12.38%		5.74%
C000090011
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $18,364
C000210976
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $19,443
C000082272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,271,200
C000082270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $29,705
Average Annual Return, Percent	5.24%		11.31%		11.50%
C000082271
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $29,287
Average Annual Return, Percent	9.90%		11.81%		11.34%
C000228874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $33,619
C000021349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $33,803
C000021350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $33,232
C000027738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $3,442,200
C000077156
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $31,257
Average Annual Return, Percent	8.16%		13.46%		12.07%
C000077153
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $30,781
Average Annual Return, Percent	12.90%		13.96%		11.90%
C000077155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $32,343
C000125072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $34,720
C000244622
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $34,277
C000021342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $19,278
C000021341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,964,600
C000090002
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $17,855
Average Annual Return, Percent	(9.57%)		3.37%		5.97%
C000090003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $17,581
Average Annual Return, Percent	(5.68%)		3.83%		5.80%
C000090004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $18,479
C000125071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $19,825
C000228872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E $19,973
C000021330
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class $28,951
C000021331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trust Class $28,424
C000021332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class $28,007
C000027734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $2,957,300
C000077149
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $26,878
Average Annual Return, Percent	(4.73%)		5.12%		10.39%
C000077150
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $26,458
Average Annual Return, Percent	(0.67%)		5.58%		10.22%
C000077152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3 $27,819
C000205810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 $29,500
C000225949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class $1,306,300
C000225950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charge) $12,119
Average Annual Return, Percent	(3.10%)	4.42%
C000225951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charge) $12,438
Average Annual Return, Percent	1.05%	5.03%
Without Sales Load [Member] | C000163612
Average Annual Return [Line Items]
Average Annual Return, Percent	16.23%		13.98%	12.68%
Without Sales Load [Member] | C000163610
Average Annual Return [Line Items]
Average Annual Return, Percent	15.80%		13.58%	12.28%
Without Sales Load [Member] | C000163611
Average Annual Return [Line Items]
Average Annual Return, Percent	15.02%		12.75%	11.44%
Without Sales Load [Member] | C000163613
Average Annual Return [Line Items]
Average Annual Return, Percent	16.30%		14.10%	12.78%
Without Sales Load [Member] | C000069472
Average Annual Return [Line Items]
Average Annual Return, Percent	21.04%		3.91%		6.38%
Without Sales Load [Member] | C000069470
Average Annual Return [Line Items]
Average Annual Return, Percent	20.80%		3.65%		6.10%
Without Sales Load [Member] | C000069471
Average Annual Return [Line Items]
Average Annual Return, Percent	19.90%		2.87%		5.31%
Without Sales Load [Member] | C000090015
Average Annual Return [Line Items]
Average Annual Return, Percent	20.30%		3.22%		5.67%
Without Sales Load [Member] | C000125074
Average Annual Return [Line Items]
Average Annual Return, Percent	21.20%		4.02%		6.47%
Without Sales Load [Member] | C000063561
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%		11.07%		9.45%
Without Sales Load [Member] | C000063559
Average Annual Return [Line Items]
Average Annual Return, Percent	12.00%		10.67%		9.05%
Without Sales Load [Member] | C000063560
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%		9.85%		8.24%
Without Sales Load [Member] | C000090014
Average Annual Return [Line Items]
Average Annual Return, Percent	11.67%		10.35%		8.74%
Without Sales Load [Member] | C000228873
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%		11.61%		9.71%
Without Sales Load [Member] | C000021351
Average Annual Return [Line Items]
Average Annual Return, Percent	19.11%		9.35%		10.50%
Without Sales Load [Member] | C000021352
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%		9.13%		10.29%
Without Sales Load [Member] | C000021353
Average Annual Return [Line Items]
Average Annual Return, Percent	18.60%		8.90%		10.09%
Without Sales Load [Member] | C000027739
Average Annual Return [Line Items]
Average Annual Return, Percent	19.32%		9.51%		10.67%
Without Sales Load [Member] | C000090012
Average Annual Return [Line Items]
Average Annual Return, Percent	18.86%		9.11%		10.27%
Without Sales Load [Member] | C000090013
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%		8.30%		9.45%
Without Sales Load [Member] | C000021336
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.63%)		6.84%		9.47%
Without Sales Load [Member] | C000021337
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.73%)		6.74%		9.38%
Without Sales Load [Member] | C000021338
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.97%)		6.47%		9.10%
Without Sales Load [Member] | C000021339
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.47%)		7.01%		9.65%
Without Sales Load [Member] | C000125070
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.37%)		7.12%		9.75%
Without Sales Load [Member] | C000228870
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.67%)		7.60%		9.86%
Without Sales Load [Member] | C000121825
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%		6.82%		6.93%
Without Sales Load [Member] | C000121826
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%		6.74%		6.88%
Without Sales Load [Member] | C000021340
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%		7.03%		7.13%
Without Sales Load [Member] | C000121822
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%		6.66%		6.75%
Without Sales Load [Member] | C000121823
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%		5.85%		5.95%
Without Sales Load [Member] | C000130576
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%		7.14%		7.25%
Without Sales Load [Member] | C000228871
Average Annual Return [Line Items]
Average Annual Return, Percent	8.75%		7.65%		7.44%
Without Sales Load [Member] | C000034262
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%		6.54%		6.84%
Without Sales Load [Member] | C000035184
Average Annual Return [Line Items]
Average Annual Return, Percent	7.36%		6.92%		7.22%
Without Sales Load [Member] | C000057306
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%		6.54%		6.84%
Without Sales Load [Member] | C000057307
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		5.74%		6.04%
Without Sales Load [Member] | C000077166
Average Annual Return [Line Items]
Average Annual Return, Percent	6.61%		6.26%		6.56%
Without Sales Load [Member] | C000160231
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%		7.01%		7.24%
Without Sales Load [Member] | C000087774
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%		11.86%		9.31%
Without Sales Load [Member] | C000087772
Average Annual Return [Line Items]
Average Annual Return, Percent	10.26%		11.44%		8.91%
Without Sales Load [Member] | C000087773
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%		10.61%		8.10%
Without Sales Load [Member] | C000150163
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%		11.97%		9.39%
Without Sales Load [Member] | C000021354
Average Annual Return [Line Items]
Average Annual Return, Percent	18.50%		14.40%		15.70%
Without Sales Load [Member] | C000021355
Average Annual Return [Line Items]
Average Annual Return, Percent	18.22%		14.17%		15.49%
Without Sales Load [Member] | C000021356
Average Annual Return [Line Items]
Average Annual Return, Percent	17.82%		13.80%		15.16%
Without Sales Load [Member] | C000027740
Average Annual Return [Line Items]
Average Annual Return, Percent	18.64%		14.56%		15.89%
Without Sales Load [Member] | C000077157
Average Annual Return [Line Items]
Average Annual Return, Percent	18.23%		14.14%		15.46%
Without Sales Load [Member] | C000077158
Average Annual Return [Line Items]
Average Annual Return, Percent	17.36%		13.30%		14.62%
Without Sales Load [Member] | C000077160
Average Annual Return [Line Items]
Average Annual Return, Percent	17.90%		13.82%		15.14%
Without Sales Load [Member] | C000210977
Average Annual Return [Line Items]
Average Annual Return, Percent	18.79%		14.64%		15.86%
Without Sales Load [Member] | C000021333
Average Annual Return [Line Items]
Average Annual Return, Percent	8.23%		13.40%		11.78%
Without Sales Load [Member] | C000021334
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%		13.18%		11.58%
Without Sales Load [Member] | C000021335
Average Annual Return [Line Items]
Average Annual Return, Percent	7.85%		13.00%		11.41%
Without Sales Load [Member] | C000027735
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%		13.57%		11.96%
Without Sales Load [Member] | C000090001
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%		13.15%		11.54%
Without Sales Load [Member] | C000089999
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%		12.32%		10.72%
Without Sales Load [Member] | C000090000
Average Annual Return [Line Items]
Average Annual Return, Percent	7.69%		12.85%		11.23%
Without Sales Load [Member] | C000150162
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%		13.68%		11.97%
Without Sales Load [Member] | C000228869
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%		14.00%		12.08%
Without Sales Load [Member] | C000021357
Average Annual Return [Line Items]
Average Annual Return, Percent	23.45%		9.57%		11.29%
Without Sales Load [Member] | C000021358
Average Annual Return [Line Items]
Average Annual Return, Percent	23.29%		9.47%		11.20%
Without Sales Load [Member] | C000021359
Average Annual Return [Line Items]
Average Annual Return, Percent	23.00%		9.19%		10.92%
Without Sales Load [Member] | C000027741
Average Annual Return [Line Items]
Average Annual Return, Percent	23.63%		9.75%		11.48%
Without Sales Load [Member] | C000077161
Average Annual Return [Line Items]
Average Annual Return, Percent	23.20%		9.35%		11.06%
Without Sales Load [Member] | C000077162
Average Annual Return [Line Items]
Average Annual Return, Percent	22.30%		8.54%		10.23%
Without Sales Load [Member] | C000077164
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%		9.06%		10.78%
Without Sales Load [Member] | C000125073
Average Annual Return [Line Items]
Average Annual Return, Percent	23.73%		9.85%		11.58%
Without Sales Load [Member] | C000021347
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%		13.49%		6.70%
Without Sales Load [Member] | C000021348
Average Annual Return [Line Items]
Average Annual Return, Percent	6.10%		13.24%		6.52%
Without Sales Load [Member] | C000027737
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%		13.63%		6.92%
Without Sales Load [Member] | C000090009
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%		13.22%		6.53%
Without Sales Load [Member] | C000090010
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%		12.38%		5.74%
Without Sales Load [Member] | C000090011
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%		12.94%		6.27%
Without Sales Load [Member] | C000210976
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%		13.73%		6.88%
Without Sales Load [Member] | C000082272
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%		13.06%		12.58%
Without Sales Load [Member] | C000082270
Average Annual Return [Line Items]
Average Annual Return, Percent	11.65%		12.63%		12.17%
Without Sales Load [Member] | C000082271
Average Annual Return [Line Items]
Average Annual Return, Percent	10.90%		11.81%		11.34%
Without Sales Load [Member] | C000228874
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%		13.68%		12.89%
Without Sales Load [Member] | C000021349
Average Annual Return [Line Items]
Average Annual Return, Percent	15.01%		15.04%		12.95%
Without Sales Load [Member] | C000021350
Average Annual Return [Line Items]
Average Annual Return, Percent	14.79%		14.83%		12.76%
Without Sales Load [Member] | C000027738
Average Annual Return [Line Items]
Average Annual Return, Percent	15.19%		15.24%		13.16%
Without Sales Load [Member] | C000077156
Average Annual Return [Line Items]
Average Annual Return, Percent	14.76%		14.81%		12.74%
Without Sales Load [Member] | C000077153
Average Annual Return [Line Items]
Average Annual Return, Percent	13.90%		13.96%		11.90%
Without Sales Load [Member] | C000077155
Average Annual Return [Line Items]
Average Annual Return, Percent	14.48%		14.53%		12.45%
Without Sales Load [Member] | C000125072
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%		15.35%		13.26%
Without Sales Load [Member] | C000244622
Average Annual Return [Line Items]
Average Annual Return, Percent	15.94%		15.36%		13.11%
Without Sales Load [Member] | C000021342
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.84%)		4.78%		6.78%
Without Sales Load [Member] | C000021341
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.70%)		4.98%		6.99%
Without Sales Load [Member] | C000090002
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.05%)		4.60%		6.60%
Without Sales Load [Member] | C000090003
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.73%)		3.83%		5.80%
Without Sales Load [Member] | C000090004
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.24%)		4.34%		6.33%
Without Sales Load [Member] | C000125071
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.53%)		5.08%		7.08%
Without Sales Load [Member] | C000228872
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.88%)		5.52%		7.16%
Without Sales Load [Member] | C000021330
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%		6.63%		11.22%
Without Sales Load [Member] | C000021331
Average Annual Return [Line Items]
Average Annual Return, Percent	1.10%		6.38%		11.01%
Without Sales Load [Member] | C000021332
Average Annual Return [Line Items]
Average Annual Return, Percent	0.94%		6.22%		10.85%
Without Sales Load [Member] | C000027734
Average Annual Return [Line Items]
Average Annual Return, Percent	1.46%		6.76%		11.45%
Without Sales Load [Member] | C000077149
Average Annual Return [Line Items]
Average Annual Return, Percent	1.08%		6.37%		11.05%
Without Sales Load [Member] | C000077150
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%		5.58%		10.22%
Without Sales Load [Member] | C000077152
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%		6.11%		10.77%
Without Sales Load [Member] | C000205810
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%		6.87%		11.42%
Without Sales Load [Member] | C000225949
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%	6.19%
Without Sales Load [Member] | C000225950
Average Annual Return [Line Items]
Average Annual Return, Percent	2.80%	5.82%
Without Sales Load [Member] | C000225951
Average Annual Return [Line Items]
Average Annual Return, Percent	2.05%	5.03%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,787,100
Average Annual Return, Percent	15.88%		14.74%	14.68%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,871
Average Annual Return, Percent	15.88%		14.74%	14.68%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,871
Average Annual Return, Percent	15.88%		14.74%	14.68%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,871
Average Annual Return, Percent	15.88%		14.74%	14.68%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $1,952,000
Average Annual Return, Percent	16.80%		5.21%		6.92%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $19,520
Average Annual Return, Percent	16.80%		5.21%		6.92%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $19,520
Average Annual Return, Percent	16.80%		5.21%		6.92%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $19,520
Average Annual Return, Percent	16.80%		5.21%		6.92%
Neuberger Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) $19,520
Average Annual Return, Percent	16.80%		5.21%		6.92%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,815,100
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Average Annual Return, Percent	15.79%		12.00%		11.10%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Average Annual Return, Percent	15.79%		12.00%		11.10%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Average Annual Return, Percent	15.79%		12.00%		11.10%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $2,865,600
Average Annual Return, Percent	15.79%		12.00%		11.10%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Average Annual Return, Percent	15.79%		12.00%		11.10%
Neuberger Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $28,656
Average Annual Return, Percent	15.79%		12.00%		11.10%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,702,000
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $2,042,400
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $2,042,400
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $20,424
Average Annual Return, Percent	13.87%		10.15%		7.40%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,702,000
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,907,600
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,815,100
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $38,151
Average Annual Return, Percent	16.24%		14.34%		14.33%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,702,000
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,702,000
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,907,600
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,907,600
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,907,600
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,076
Average Annual Return, Percent	15.88%		14.74%		14.60%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,702,000
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $37,020
Average Annual Return, Percent	15.84%		14.11%		13.98%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $1,653,300
Average Annual Return, Percent	15.84%	11.97%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $16,533
Average Annual Return, Percent	15.84%	11.97%
Nueberger Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $16,533
Average Annual Return, Percent	15.84%	11.97%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,646,100
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,341,600
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,287,100
Average Annual Return, Percent	5.83%		13.06%		8.62%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,341,600
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $22,871
Average Annual Return, Percent	5.83%		13.06%		8.62%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $22,871
Average Annual Return, Percent	5.83%		13.06%		8.62%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $22,871
Average Annual Return, Percent	5.83%		13.06%		8.62%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Average Annual Return, Percent	22.58%		15.25%		17.92%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Average Annual Return, Percent	22.58%		15.25%		17.92%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Average Annual Return, Percent	22.58%		15.25%		17.92%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $5,199,500
Average Annual Return, Percent	22.58%		15.25%		17.92%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Average Annual Return, Percent	22.58%		15.25%		17.92%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Average Annual Return, Percent	22.58%		15.25%		17.92%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Average Annual Return, Percent	22.58%		15.25%		17.92%
Nueberger Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $51,995
Average Annual Return, Percent	22.58%		15.25%		17.92%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,646,100
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,461
Average Annual Return, Percent	9.33%		12.97%		10.22%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Average Annual Return, Percent	26.42%		11.01%		12.96%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Average Annual Return, Percent	26.42%		11.01%		12.96%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Average Annual Return, Percent	26.42%		11.01%		12.96%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $3,381,800
Average Annual Return, Percent	26.42%		11.01%		12.96%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,809,300
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Average Annual Return, Percent	26.42%		11.01%		12.96%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Average Annual Return, Percent	26.42%		11.01%		12.96%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Average Annual Return, Percent	26.42%		11.01%		12.96%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $33,818
Average Annual Return, Percent	26.42%		11.01%		12.96%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Average Annual Return, Percent	8.24%		12.86%		9.45%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Average Annual Return, Percent	8.24%		12.86%		9.45%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,467,100
Average Annual Return, Percent	8.24%		12.86%		9.45%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,809,300
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Average Annual Return, Percent	8.24%		12.86%		9.45%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Average Annual Return, Percent	8.24%		12.86%		9.45%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Average Annual Return, Percent	8.24%		12.86%		9.45%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $24,671
Average Annual Return, Percent	8.24%		12.86%		9.45%
Nueberger Index: Russell Midcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $28,093
Average Annual Return, Percent	12.58%		12.02%		10.88%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Average Annual Return, Percent	(1.39%)		6.30%		6.97%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $1,960,800
Average Annual Return, Percent	(1.39%)		6.30%		6.97%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Average Annual Return, Percent	(1.39%)		6.30%		6.97%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Average Annual Return, Percent	(1.39%)		6.30%		6.97%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Average Annual Return, Percent	(1.39%)		6.30%		6.97%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Average Annual Return, Percent	(1.39%)		6.30%		6.97%
Nueberger Index: FTSE Nareit All Equity REITs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit All Equity REITs Index $19,608
Average Annual Return, Percent	(1.39%)		6.30%		6.97%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Average Annual Return, Percent	10.48%		7.07%		8.75%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Average Annual Return, Percent	10.48%		7.07%		8.75%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Average Annual Return, Percent	10.48%		7.07%		8.75%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $2,312,900
Average Annual Return, Percent	10.48%		7.07%		8.75%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,341,600
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Average Annual Return, Percent	10.48%		7.07%		8.75%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Average Annual Return, Percent	10.48%		7.07%		8.75%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Average Annual Return, Percent	10.48%		7.07%		8.75%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%
Nueberger Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $23,129
Average Annual Return, Percent	10.48%		7.07%		8.75%
Nueberger Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $23,416
Average Annual Return, Percent	8.17%		10.13%		8.88%